Trade and Other Receivables and Prepayments - Summary of Trade and Other Receivables and Prepayments (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)		Dec. 31, 2018 USD ($)		Dec. 31, 2017 CNY (¥)
Trade and other current receivables [abstract]
Trade receivables	¥ 526,974	[1]	$ 76,644	[1]	¥ 587,510
Prepayments to raw material suppliers	169,439		24,644		206,179
Receivables from sales of scrap materials	54,192		7,882		62,996
Value-added tax and other taxes receivable	19,400		2,822		37,290
Income tax recoverable	4,138		602		4,138
Other receivables	2,330		338		2,049
Total	¥ 776,473		$ 112,932		¥ 900,162

[1]	For trade receivables, the Group has applied the simplified approach in IFRS 9 to determine the loss allowance at lifetime ECL. The Group determines the expected credit losses on these items by using a provision matrix grouped by ageing.